UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund® Investment portfolio December 31, 2013 unaudited

Short-term securities 100.27%
	Yield at	Principal amount	Value
Federal agency discount notes 60.50%	acquisition	(000)	(000)

Federal Home Loan Bank 1/2/2014	0.06%	$325,000	$324,999
Federal Home Loan Bank 1/3/2014	0.06	113,236	113,235
Federal Home Loan Bank 1/6/2014	0.05	200,000	199,998
Federal Home Loan Bank 1/7/2014	0.05	450,000	449,996
Federal Home Loan Bank 1/8/2014	0.06	178,100	178,097
Federal Home Loan Bank 1/10/2014	0.11	650,000	649,988
Federal Home Loan Bank 1/13/2014	0.11	427,200	427,188
Federal Home Loan Bank 1/14/2014	0.05	100,000	99,997
Federal Home Loan Bank 1/15/2014	0.15	201,800	201,787
Federal Home Loan Bank 1/17/2014	0.13	250,000	249,989
Federal Home Loan Bank 1/21/2014	0.10	50,000	49,997
Federal Home Loan Bank 1/24/2014	0.06	411,250	411,230
Federal Home Loan Bank 1/27/2014	0.05	150,000	149,991
Federal Home Loan Bank 1/29/2014	0.06	98,205	98,198
Federal Home Loan Bank 1/31/2014	0.06	160,500	160,491
Federal Home Loan Bank 2/3/2014	0.07	407,100	407,080
Federal Home Loan Bank 2/5/2014	0.07	192,600	192,589
Federal Home Loan Bank 2/7/2014	0.07	489,000	488,967
Federal Home Loan Bank 2/10/2014	0.06	75,000	74,995
Federal Home Loan Bank 2/11/2014	0.06	75,000	74,995
Federal Home Loan Bank 2/12/2014	0.07	207,600	207,582
Federal Home Loan Bank 2/13/2014	0.06	200,000	199,985
Federal Home Loan Bank 2/14/2014	0.07	68,015	68,009
Federal Home Loan Bank 2/19/2014	0.08	198,700	198,684
Federal Home Loan Bank 2/20/2014	0.05	91,000	90,993
Federal Home Loan Bank 2/21/2014	0.09	157,500	157,486
Federal Home Loan Bank 2/25/2014	0.07	373,500	373,460
Federal Home Loan Bank 2/26/2014	0.09	246,760	246,732
Federal Home Loan Bank 3/5/2014	0.08	152,903	152,883
Federal Home Loan Bank 3/19/2014	0.08	527,000	526,910
Federal Home Loan Bank 3/21/2014	0.08	385,000	384,931
Federal Home Loan Bank 4/2/2014	0.10	108,724	108,700
Federal Home Loan Bank 4/4/2014	0.10	93,000	92,979
Federal Home Loan Bank 4/9/2014	0.10	26,800	26,793
Federal Home Loan Bank 4/25/2014	0.10	32,427	32,418
Federal Home Loan Bank 5/1/2014	0.17	50,000	49,985
Federal Home Loan Bank 5/30/2014	0.12	67,624	67,598
Federal Home Loan Bank 6/17/2014	0.13	50,000	49,976
Federal Home Loan Bank 6/19/2014	0.13	27,000	26,987
Federal Home Loan Bank 7/21/2014	0.13	50,000	49,967
Freddie Mac 1/6/2014	0.12	211,000	210,998
Freddie Mac 1/8/2014	0.08	20,000	20,000
Freddie Mac 1/13/2014	0.10	50,000	49,999
Freddie Mac 1/14/2014	0.05	125,400	125,396
Freddie Mac 1/21/2014	0.04	24,100	24,099
Freddie Mac 1/22/2014	0.05	189,000	188,992
Freddie Mac 1/27/2014	0.10	92,000	91,995
Freddie Mac 2/3/2014	0.09	53,500	53,497
Freddie Mac 2/10/2014	0.08	39,900	39,897
Freddie Mac 2/14/2014	0.15	100,000	99,991
Freddie Mac 2/18/2014	0.08	118,750	118,740
Freddie Mac 3/17/2014	0.06	31,500	31,495
Freddie Mac 3/24/2014	0.07	78,948	78,933
Freddie Mac 3/31/2014	0.07	75,000	74,986
Freddie Mac 5/21/2014	0.11	30,200	30,189
Freddie Mac 6/10/2014	0.10	30,000	29,987
Freddie Mac 6/17/2014	0.10	75,000	74,965
Freddie Mac 6/19/2014	0.13	100,000	99,952
Fannie Mae 1/6/2014	0.05	52,810	52,809
Fannie Mae 1/13/2014	0.05	49,400	49,399
Fannie Mae 1/22/2014	0.11	75,000	74,997
Fannie Mae 1/29/2014	0.09	32,300	32,298
Fannie Mae 2/3/2014	0.10	70,000	69,996
Fannie Mae 2/18/2014	0.06	139,800	139,789
Fannie Mae 2/19/2014	0.08	36,500	36,497
Fannie Mae 2/26/2014	0.08	136,150	136,135
Fannie Mae 3/5/2014	0.08	126,923	126,906
Fannie Mae 4/21/2014	0.09	100,000	99,972
Fannie Mae 4/22/2014	0.10	100,000	99,972
Fannie Mae 6/2/2014	0.10	75,000	74,970
Fannie Mae 6/25/2014	0.12	70,700	70,665
Federal Farm Credit Banks 1/10/2014	0.13	25,000	24,999
Federal Farm Credit Banks 2/3/2014	0.04	100,000	99,996
Federal Farm Credit Banks 2/4/2014	0.05	25,000	24,999
Federal Farm Credit Banks 3/24/2014	0.06	20,000	19,996
Federal Farm Credit Banks 5/28/2014	0.12	75,000	74,971
Federal Farm Credit Banks 7/1/2014	0.12	50,000	49,970
Tennessee Valley Authority 1/2/2014	0.05	147,700	147,700
			11,068,012
U.S. Treasuries 25.99%

U.S. Treasury Bills 1/2/2014	0.03	223,800	223,800
U.S. Treasury Bills 1/9/2014	0.03	700,000	699,995
U.S. Treasury Bills 1/16/2014	0.06	400,000	399,994
U.S. Treasury Bills 1/23/2014	0.04	380,000	379,993
U.S. Treasury Bills 1/30/2014	0.05	310,000	309,995
U.S. Treasury Bills 2/6/2014	0.05	207,400	207,396
U.S. Treasury Bills 2/13/2014	0.08	50,000	49,999
U.S. Treasury Bills 3/6/2014	0.08	275,000	274,975
U.S. Treasury Bills 3/13/2014	0.06	353,500	353,472
U.S. Treasury Bills 3/20/2014	0.06	505,300	505,234
U.S. Treasury Bills 3/27/2014	0.07	200,000	199,970
U.S. Treasury Bills 4/3/2014	0.07	150,000	149,973
U.S. Treasury Bills 4/17/2014	0.08	99,100	99,089
U.S. Treasury Bills 4/24/2014	0.08	350,200	350,134
U.S. Treasury Bills 5/15/2014	0.09	250,000	249,953
U.S. Treasury Bills 5/22/2014	0.10	200,000	199,954
U.S. Treasury Bills 6/5/2014	0.10	100,000	99,975
			4,753,901

	Yield at	Principal amount	Value
Commercial paper 9.66%	acquisition	(000)	(000)

Québec (Province of) 1/3/2014[1]	0.08%	$ 10,769	$ 10,769
Québec (Province of) 1/15/2014[1]	0.08	166,000	165,991
Québec (Province of) 1/21/2014[1]	0.09	50,000	49,997
Québec (Province of) 1/22/2014[1]	0.08	50,000	49,996
Québec (Province of) 1/28/2014[1]	0.08	100,000	99,989
Québec (Province of) 1/30/2014[1]	0.08	100,000	99,988
Québec (Province of) 1/31/2014[1]	0.08	50,000	49,994
Québec (Province of) 2/5/2014[1]	0.08	100,000	99,986
Québec (Province of) 2/6/2014[1]	0.10	30,055	30,051
Québec (Province of) 2/10/2014[1]	0.10	76,000	75,991
Québec (Province of) 2/18/2014[1]	0.09	69,650	69,637
Québec (Province of) 2/28/2014[1]	0.10	5,000	4,999
KfW 1/10/2014[1]	0.11	88,000	87,998
KfW 1/14/2014[1]	0.13	145,200	145,195
KfW 2/6/2014[1]	0.11	28,300	28,298
KfW 2/20/2014[1]	0.12	96,500	96,493
KfW 3/13/2014[1]	0.11	100,000	99,986
KfW 3/14/2014[1]	0.13	100,000	99,986
Province of Ontario 1/31/2014	0.08	100,000	99,987
Province of Ontario 2/4/2014	0.08	125,000	124,990
Kells Funding, LLC 1/8/2014[1]	0.12	47,000	46,999
Kells Funding, LLC 1/14/2014[1]	0.19	57,050	57,047
Kells Funding, LLC 1/15/2014[1]	0.12	22,850	22,849
Export Development Canada 3/11/2014	0.12	50,000	49,993
			1,767,209
Discount notes 4.12%

International Bank for Reconstruction and Development 1/3/2014	0.05	200,000	199,999
International Bank for Reconstruction and Development 1/8/2014	0.05	75,000	74,999
International Bank for Reconstruction and Development 1/22/2014	0.07	28,300	28,299
International Bank for Reconstruction and Development 2/7/2014	0.09	100,000	99,993
International Bank for Reconstruction and Development 2/13/2014	0.09	150,000	149,987
International Bank for Reconstruction and Development 2/24/2014	0.10	200,000	199,979
			753,256
Total short-term securities (cost: $18,342,028,000)			18,342,378
Bonds, notes & other debt instruments 0.53%

U.S. Treasury bonds & notes 0.27%

U.S. Treasury 1.75% 2014		50,000	50,204
Federal agency bonds & notes 0.26%

Fannie Mae 1.25% 2014		24,000	24,035
Federal Home Loan Bank 0.125% 2014		23,000	22,995
			47,030
Total bonds, notes & other debt instruments (cost: $97,242,000)			97,234
Total investment securities (cost: $18,439,270,000)			18,439,612
Other assets less liabilities			(146,347)
Net assets			$18,293,265

1 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,492,239,000, which represented 8.16% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 422
Gross unrealized depreciation on investment securities	(80)
Net unrealized appreciation on investment securities	342
Cost of investment securities for federal income tax purposes	18,439,270

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-059-0214O-S37751

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2014